Borrowings - Interest Rate and Interest Differential Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Debt Instrument [Line Items]
Debt	$ 1,588,492	$ 572,270
AAA Class A-1 Notes | Senior Notes
Debt Instrument [Line Items]
Debt	395,500
AAA Class A-2 Notes | Senior Notes
Debt Instrument [Line Items]
Debt	$ 38,500
Debt instrument, basis spread on variable rate	2.30%